STOCKHOLDERS' EQUITY	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
STOCKHOLDERS' EQUITY [Text Block]

NOTE 4 - STOCKHOLDERS EQUITY

Preferred Shares

On October 7, 2013, the Company amended its articles of incorporation to create 100,000,000 shares of preferred stock by filing a Certificate of Amendment to Articles of Incorporation with the Secretary of State of Nevada. The preferred stock may be divided into and issued in series, with such designations, rights, qualifications, preferences, limitations and terms as fixed and determined by our board of directors.

Grant of Series C Convertible Preferred Stock

On March 30, 2016, the Company designated 3,000,000 shares of the authorized and unissued preferred stock of the company as "Series C Preferred Stock" by filing a Certificate of Designation with the Secretary of State of the State of Nevada. Each share of the Series C Preferred Stock will be convertible, without the payment of any additional consideration by the holder and at the option of the holder, into one fully paid and non-assessable share of our common stock at any time after (i) the Company achieves consolidated revenue equal to or greater than $15,000,000 in any 12 month period, ending on the last day of any quarterly period of our fiscal year; or (ii) a Negotiated Trigger Event, defined as an event upon which the Series C Preferred Stock will be convertible as may be agreed by our company and the holder in writing from time to time. At September 30, 2019 and March 31, 2019, 1,500,000 shares of Series C preferred stock were convertible into common stock.

Grant of Series D Convertible Preferred Stock

On May 3, 2017, the Company designated 3,000,000 shares of the authorized and unissued preferred stock of our company as "Series D Preferred Stock" by filing a Certificate of Designation with the Secretary of State of the State of Nevada. On November 2, 2017, we increased the number of authorized shares of Series D Preferred Stock in our company to 5,000,000 shares by filing an Amendment to the foregoing Certificate of Designation with the Secretary of State of the State of Nevada. Each share of the Series D Preferred Stock will be convertible, without the payment of any additional consideration by the holder and at the option of the holder, into one fully paid and nonassessable share of our common stock at any time after (i) we achieve the consolidated revenue of our company and all of its subsidiaries equal to or greater than $40,000,000 in any 12 month period, ending on the last day of any quarterly period of our fiscal year; or (ii) a Negotiated Trigger Event, defined as an event upon which the Series D Preferred Stock will be convertible as may be agreed by our company and the holder in writing from time to time.  At September 30, 2019 and 2018 there were 3,800,000 shares of Series D preferred stock outstanding none of which were convertible.

NOTE 5 – STOCKHOLDERS’ EQUITY

Preferred Shares

On October 7, 2013, the Company amended its articles of incorporation to create 100,000,000 shares of preferred stock by filing a Certificate of Amendment to Articles of Incorporation with the Secretary of State of Nevada. The preferred stock may be divided into and issued in series, with such designations, rights, qualifications, preferences, limitations and terms as fixed and determined by our board of directors.

Grant of Series C Convertible Preferred Stock

On March 30, 2016, the Company designated 3,000,000 shares of the authorized and unissued preferred stock of our company as “Series C Preferred Stock” by filing a Certificate of Designation with the Secretary of State of the State of Nevada. Each share of the Series C Preferred Stock will be convertible, without the payment of any additional consideration by the holder and at the option of the holder, into one fully paid and non-assessable share of our common stock at any time after (i) the Company achieves consolidated revenue equal to or greater than $15,000,000 in any 12 month period, ending on the last day of any quarterly period of our fiscal year; or (ii) a Negotiated Trigger Event, defined as an event upon which the Series C Preferred Stock will be convertible as may be agreed by our company and the holder in writing from time to time. At March 31, 2018 and 2019, 1,500,000 shares of Series C preferred stock were convertible into common stock.

Grant of Series D Convertible Preferred Stock

On May 3, 2017, the Company designated 3,000,000 shares of the authorized and unissued preferred stock of our company as “Series D Preferred Stock” by filing a Certificate of Designation with the Secretary of State of the State of Nevada. On November 2, 2017, we increased the number of authorized shares of Series D Preferred Stock in our company to 5,000,000 shares by filing an Amendment to the foregoing Certificate of Designation with the Secretary of State of the State of Nevada. Each share of the Series D Preferred Stock will be convertible, without the payment of any additional consideration by the holder and at the option of the holder, into one fully paid and nonassessable share of our common stock at any time after (i) we achieve the consolidated revenue of our company and all of its subsidiaries equal to or greater than $40,000,000 in any 12 month period, ending on the last day of any quarterly period of our fiscal year; or (ii) a Negotiated Trigger Event, defined as an event upon which the Series D Preferred Stock will be convertible as may be agreed by our company and the holder in writing from time to time. In May, 2017, the Company issued a total of 3,000,000 shares of our Series D Preferred Stock to our directors, officers, consultants and employees. In November, 2017, the Company issued an additional 800,000 shares of our Series D Preferred Stock as follows: (a) 300,000 shares to Steve Nickolas pursuant to the Settlement Agreement detailed below; and (b) 500,000 shares to Richard Wright pursuant to the Exchange Agreement and stock option forfeitures detailed below. We issued these shares relying on the registration exemption provided for in Section 4(a)(2) of the Securities Act of 1933.

Common Stock

Upon incorporation in 2011, the Company was authorized to issue 75,000,000 shares of $0.001 par value common stock. On May 31, 2013, the Company effected a 15-for-1 forward stock split of our $0.001 par value common stock. All shares and per share amounts have been retroactively restated to reflect such split. Prior to the acquisition of Alkaline Water Corp., the Company had 109,500,000 shares of common stock issued and outstanding. On May 31, 2013, the Company issued 43,000,000 shares in exchange for a 100% interest in Alkaline Water Corp. For accounting purposes, the acquisition of Alkaline Water Corp. by The Alkaline Water Company Inc. has been recorded as a reverse acquisition of a company and recapitalization of Alkaline Water Corp. based on the factors demonstrating that Alkaline Water Corp. represents the accounting acquirer. Consequently, after the closing of this agreement the Company adopted the business of Alkaline Water Corp.’s wholly-owned subsidiary, Alkaline 88, LLC. As part of the acquisition, the former management of the Company agreed to cancel 75,000,000 shares of common stock.

On December 30, 2015, the Company effected a fifty for one reverse stock split of its authorized and issued and outstanding shares of common stock. As a result, the authorized common stock decreased from 1,125,000,000 shares of common stock, with a par value of $0.001 per share, to 22,500,000 shares of common stock, with a par value of $0.001 per share. All shares and per share amounts were retroactively restated to reflect such split.

On January 21, 2016, stockholders of our company approved, by written consents, an amendment to the articles of incorporation of our company to increase the number of authorized shares of our common stock from 22,500,000 to 200,000,000.

On March 12, 2019, the Company closed an underwritten public offering of 4,600,000 shares of our common stock. The shares were issued at a purchase price of $2.50 per share, for net proceeds of $10,450,900.

Common Stock Issued for Services

In the years ended March 31, 2019, the Company did not issue any common stock for services, however, the Company accrued $84,583 under an agreement that obligates the Company to issue 50,000 shares to a consultant for services rendered of which approximately 29,000 shares were earned as of March 31, 2019. For the year ended March 31, 2018 the company recorded $1,302,815 for common stock issued to contractors for services rendered.